UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund                                                                                     as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 101.2%

Security	Shares	Value
Aerospace & Defense — 6.2%
Boeing Co.	98,000	$8,027,180
General Dynamics Corp.	129,694	8,489,769
L-3 Communications Holdings, Inc.	105,000	7,919,100
Northrop Grumman Corp.	115,600	7,405,336
Precision Castparts Corp.	137,078	8,191,781
United Technologies Corp.	125,000	7,927,500
		$47,960,666
Auto Components — 1.3%
BorgWarner, Inc.	158,700	10,331,370
		$10,331,370
Beverages — 1.5%
PepsiCo, Inc.	197,000	11,827,880
		$11,827,880
Biotechnology — 1.9%
Amgen, Inc. (2)	96,900	6,320,787
Biogen Idec, Inc. (2)	180,000	8,339,400
		$14,660,187
Capital Markets — 5.3%
Bank of New York Co., Inc.	214,000	6,890,800
Deutsche Bank AG	60,600	6,817,500
E*Trade Financial Corp. (2)	247,000	5,636,540
Mellon Financial Corp.	195,000	6,713,850
Merrill Lynch & Co., Inc.	115,400	8,027,224
UBS AG	68,300	7,492,510
		$41,578,424
Chemicals — 1.0%
Ecolab, Inc.	195,000	7,913,100
		$7,913,100
Commercial Banks — 4.1%
Commerce Bancorp, Inc.	234,500	8,364,615
SunTrust Banks, Inc.	159,000	12,125,340
Wells Fargo & Co.	175,400	11,765,832
		$32,255,787
Commercial Services & Supplies — 1.4%
Cintas Corp.	130,200	5,176,752
Donnelley (R.R.) & Sons Co.	188,000	6,006,600
		$11,183,352

Communications Equipment — 2.8%
Cisco Systems, Inc. (2)	371,100	$7,247,583
Corning, Inc. (2)	338,000	8,176,220
QUALCOMM, Inc.	153,800	6,162,766
		$21,586,569
Computer Peripherals — 4.7%
Apple Computer, Inc. (2)	123,000	7,025,760
EMC Corp. (2)	577,000	6,329,690
Hewlett-Packard Co.	173,800	5,505,984
International Business Machines Corp.	132,300	10,163,286
Seagate Technology (2)	320,000	7,244,800
		$36,269,520
Construction & Engineering — 1.1%
Fluor Corp.	92,200	8,568,146
		$8,568,146
Consumer Finance — 2.4%
American Express Co.	198,800	10,580,136
Capital One Financial Corp.	95,000	8,117,750
		$18,697,886
Diversified Financial Services — 1.5%
Citigroup, Inc.	237,600	11,461,824
		$11,461,824
Diversified Telecommunication Services — 0.1%
Embarq Corp. (2)	13,115	537,584
		$537,584
Electric Utilities — 1.0%
Exelon Corp.	139,500	7,927,785
		$7,927,785
Electrical Equipment — 1.0%
Emerson Electric Co.	94,000	7,878,140
		$7,878,140
Energy Equipment & Services — 5.4%
Diamond Offshore Drilling, Inc.	101,683	8,534,254
Halliburton Co.	172,000	12,764,120
Nabors Industries, Ltd. (2)	192,800	6,514,712
Noble Corp.	84,500	6,288,490
Schlumberger, Ltd.	123,200	8,021,552
		$42,123,128

Food & Staples Retailing — 5.8%
BJ’s Wholesale Club, Inc. (2)	235,000	$6,662,250
CVS Corp.	285,000	8,749,500
Safeway, Inc.	311,000	8,086,000
Walgreen Co.	315,000	14,124,600
Wal-Mart Stores, Inc.	165,000	7,948,050
		$45,570,400
Food Products — 0.9%
Wm. Wrigley Jr. Co.	160,000	7,257,600
		$7,257,600
Health Care Equipment & Supplies — 3.3%
Biomet, Inc.	190,300	5,954,487
C.R. Bard, Inc.	110,000	8,058,600
Edwards Lifesciences Corp. (2)	138,400	6,287,512
Respironics, Inc. (2)	163,000	5,577,860
		$25,878,459
Health Care Providers & Services — 2.9%
Caremark Rx, Inc.	183,000	9,126,210
Medco Health Solutions, Inc. (2)	146,400	8,385,792
Omnicare, Inc.	100,500	4,765,710
		$22,277,712
Hotels, Restaurants & Leisure — 2.9%
Harrah’s Entertainment, Inc.	65,000	4,626,700
Starwood Hotels & Resorts Worldwide, Inc.	171,100	10,324,174
Yum! Brands, Inc.	160,000	8,043,200
		$22,994,074
Household Products — 1.4%
Colgate-Palmolive Co.	127,500	7,637,250
Procter & Gamble Co.	63,773	3,545,779
		$11,183,029
Independent Power Producers & Energy Traders — 1.2%
TXU Corp.	155,000	9,267,450
		$9,267,450
Industrial Conglomerates — 1.0%
Tyco International, Ltd.	285,300	7,845,750
		$7,845,750

Insurance — 5.2%
Aflac, Inc.	209,200	$9,696,420
Assurant, Inc.	163,700	7,923,080
Lincoln National Corp.	131,500	7,421,860
PartnerRe, Ltd.	123,600	7,916,580
RenaissanceRe Holdings, Ltd.	157,900	7,651,834
		$40,609,774
Internet Software & Services — 1.0%
Google, Inc., Class A (2)	17,700	7,422,141
		$7,422,141
IT Services — 3.3%
Electronic Data Systems Corp.	321,000	7,723,260
Fiserv, Inc. (2)	156,000	7,076,160
Paychex, Inc.	278,800	10,867,624
		$25,667,044
Life Sciences Tools & Services — 1.0%
Fisher Scientific International, Inc. (2)	108,000	7,889,400
		$7,889,400
Machinery — 0.8%
Deere & Co.	74,500	6,220,005
		$6,220,005
Media — 2.6%
Comcast Corp., Class A (2)	410,000	13,423,400
Time Warner, Inc.	418,500	7,240,050
		$20,663,450
Metals & Mining — 3.6%
Alcoa, Inc.	315,200	10,199,872
BHP Billiton, Ltd. ADR	194,500	8,377,115
Newmont Mining Corp.	180,500	9,553,865
		$28,130,852
Multiline Retail — 1.0%
Federated Department Stores, Inc.	216,000	7,905,600
		$7,905,600
Oil, Gas & Consumable Fuels — 3.5%
Apache Corp.	150,000	10,237,500
Chevron Corp.	121,300	7,527,878
Williams Co., Inc.	396,100	9,252,896
		$27,018,274

Pharmaceuticals — 3.2%
Allergan, Inc.	81,000	$8,688,060
Johnson & Johnson	158,200	9,479,344
Wyeth	152,300	6,763,643
		$24,931,047
Semiconductors & Semiconductor Equipment — 2.8%
Altera Corp. (2)	240,000	4,212,000
Analog Devices, Inc.	184,500	5,929,830
Applied Materials, Inc.	428,800	6,980,864
Linear Technology Corp.	129,300	4,330,257
		$21,452,951
Software — 3.2%
Microsoft Corp.	369,000	8,597,700
Oracle Corp. (2)	778,800	11,284,812
SAP AG ADR	89,100	4,679,532
		$24,562,044
Specialty Retail — 2.0%
Bed Bath and Beyond, Inc. (2)	237,400	7,874,558
Staples, Inc.	330,000	8,025,600
		$15,900,158
Textiles, Apparel & Luxury Goods — 1.5%
Nike, Inc., Class B	142,000	11,502,000
		$11,502,000
Thrifts & Mortgage Finance — 1.7%
Freddie Mac	118,000	6,727,180
Sovereign Bancorp, Inc.	326,760	6,636,496
		$13,363,676
Tobacco — 1.0%
Altria Group, Inc.	102,700	7,541,261
		$7,541,261
Wireless Telecommunication Services — 1.7%
Alltel Corp.	121,400	7,748,962
Sprint Nextel Corp.	262,300	5,243,377
		$12,992,339
Total Common Stocks (identified cost $773,690,956)		$788,807,838

Short-Term Investments — 4.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	$2,000	$2,000,000
Societe Generale Time Deposit, 5.281%, 7/3/06	34,257	34,257,000
Total Short-Term Investments (at amortized cost, $36,257,000)		$36,257,000
Total Investments — 105.9% (identified cost $809,947,956)		$825,064,838

Covered Call Options Written — (2.9)%

	Number of	Premium
Type of Contract	Contracts	Received	Value
Aflac, Inc., Expires 8/19/06, Strike 45.00	440	$135,956	$(99,000)
Alcoa, Inc., Expires 7/22/06, Strike 30.00	1,980	389,652	(534,600)
Allergan, Inc., Expires 7/22/06, Strike 100.00	320	130,236	(262,400)
Altera Corp., Expires 9/16/06, Strike 20.00	1,540	153,225	(49,280)
Altria Group, Inc., Expires 9/16/06, Strike 75.00	630	185,529	(182,700)
American Express Co., Expires 7/22/06, Strike 52.50	725	102,947	(108,750)
Amgen, Inc., Expires 10/21/06, Strike 65.00	300	141,749	(132,000)
Analog Devices, Inc., Expires 9/16/06, Strike 35.00	925	182,219	(64,750)
Apache Corp., Expires 10/21/06, Strike 65.00	580	215,771	(417,600)
Apple Computer, Inc., Expires 10/21/06, Strike 57.50	465	277,596	(260,400)
Applied Materials, Inc., Expires 10/21/06, Strike 17.00	1,285	97,657	(115,650)
Bank of New York Co, Inc., Expires 10/21/06, Strike 32.50	1,320	186,814	(181,500)
Bed Bath and Beyond, Inc., Expires 11/18/06, Strike 37.50	1,300	331,087	(110,500)
BHP Billiton, Ltd., Expires 8/19/06, Strike 45.00	1,215	327,432	(194,400)
Biogen Idec, Inc., Expires 7/22/06, Strike 45.00	1,115	302,691	(267,600)
Biomet, Inc., Expires 10/21/06, Strike 32.50	460	72,218	(73,600)
BJ’s Wholesale Club, Inc., Expires 9/16/06, Strike 30.00	1,185	183,077	(100,725)
Boeing Co., Expires 8/19/06, Strike 80.00	665	187,524	(299,250)
BorgWarner, Inc., Exp 7/22/06, Strike 65.00	995	130,911	(144,275)
C.R. Bard, Inc., Expires 10/21/06, Strike 70.00	425	181,469	(263,500)
Capital One Financial Corp., Expires 9/16/06, Strike 85.00	450	259,642	(202,500)
Caremark Rx, Inc., Expires 9/16/06, Strike 45.00	1,030	357,399	(700,400)
Chevron Corp., Expires 9/16/06, Strike 60.00	725	218,943	(290,000)
Cintas Corp., Expires 8/19/06, Strike 40.00	605	158,505	(87,725)
Cisco Systems, Inc., Expires 10/21/06, Strike 20.00	2,140	234,323	(246,100)
Citigroup, Inc., Expires 9/16/06, Strike 47.50	1,340	217,073	(268,000)

Colgate-Palmolive Co., Expires 8/19/06, Strike 60.00	620	$125,236	$(85,560)
Comcast Corp., Class A, Expires 7/22/06, Strike 27.50	780	271,970	(436,800)
Commerce Bancorp, Inc., Expires 9/16/06, Strike 35.00	2,345	684,719	(633,150)
Corning, Inc., Expires 8/19/06, Strike 22.50	1,285	163,691	(322,535)
CVS Corp., Expires 8/19/06, Strike 27.50	825	156,506	(280,500)
Deere & Co., Expires 9/16/06, Strike 80.00	375	186,369	(228,750)
Deutsche Bank AG, Expires 10/21/06, Strike 110.00	150	91,797	(121,500)
Diamond Offshore Drilling, Inc., Expires 9/16/06, Strike 80.00	825	451,261	(739,200)
Donnelley (R.R.) & Sons Co., Expires 9/16/06, Strike 35.00	1,880	100,577	(47,000)
E*Trade Financial Corp., Expires 10/21/06, Strike 22.50	775	116,804	(166,625)
Ecolab, Inc., Expires 10/21/06, Strike 40.00	840	124,978	(235,200)
Edwards Lifesciences Corp., Expires 8/19/06, Strike 45.00	665	84,452	(111,387)
Electronic Data Systems Corp., Expires 9/16/06, Strike 25.00	3,210	311,360	(272,850)
EMC Corp., Expires 10/21/06, Strike 13.00	1,715	134,623	(34,300)
Emerson Electric Co., Expires 9/16/06, Strike 85.00	940	236,873	(230,300)
Exelon Corp., Expires 7/22/06, Strike 55.00	795	220,208	(174,900)
Federated Department Stores, Inc., Expires 8/19/06, Strike 37.50	1,100	160,595	(121,000)
Fiserv, Inc., Expires 9/16/06, Strike 45.00	815	144,250	(185,413)
Fisher Scientific International, Inc., Expires 9/16/06, Strike 75.00	1,080	142,816	(251,100)
Fluor Corp., Expires 7/22/06, Strike 85.00	690	370,519	(552,000)
Freddie Mac, Expires 10/21/06, Strike 65.00	685	116,104	(30,825)
General Dynamics Corp., Expires 8/19/06, Strike 65.00	970	161,985	(223,100)
Google, Inc., Expires 9/16/06, Strike 400.00	65	152,659	(254,150)
Halliburton Co., Expires 7/22/06, Strike 70.00	1,300	1,039,318	(689,000)
Harrah’s Entertainment, Inc., Expires 11/18/06, Strike 75.00	300	143,096	(87,000)
Hewlett-Packard Co., Expires 8/19/06, Strike 32.50	670	152,085	(87,100)
International Business Machines Corp., Expires 10/21/06, Strike 80.00	445	136,611	(89,000)
Johnson & Johnson, Expires 7/22/06, Strike 60.00	675	95,159	(50,625)
L-3 Communications Holdings, Inc., Expires 10/21/06, Strike 80.00	445	119,924	(100,125)
Lincoln National Corp., Expires 10/21/06, Strike 55.00	180	52,609	(65,700)
Linear Technology Corp., Expires 11/18/06, Strike 35.00	615	127,301	(92,250)
Medco Health Solutions, Inc., Expires 7/22/06, Strike 55.00	910	106,467	(245,700)
Mellon Financial Corp., Expires 9/16/06, Strike 37.50	1,245	143,320	(43,575)

Merrill Lynch & Co., Inc., Expires 7/22/06, Strike 70.00	1,154	$458,124	$(190,410)
Microsoft Corp., Expires 10/21/06, Strike 25.00	1,185	75,245	(63,990)
Nabors Industries, Ltd., Expires 9/16/06, Strike 37.50	1,505	371,723	(165,550)
Newmont Mining Corp., Expires 9/16/06, Strike 50.00	1,805	727,031	(938,600)
NIKE, Inc., Expires 10/21/06, Strike 85.00	605	134,306	(136,125)
Noble Corp., Expires 9/16/06, Strike 72.50	575	331,765	(408,250)
Northrop Grumman Corp., Expires 8/19/06, Strike 65.00	300	85,506	(42,000)
Omnicare, Inc., Expires 9/16/06, Strike 55.00	335	154,765	(33,500)
Oracle Corp., Expires 9/16/06, Strike 13.00	4,165	445,641	(791,350)
PartnerRe, Ltd., Expires 8/19/06, Strike 65.00	230	29,784	(36,800)
Paychex, Inc., Expires 9/16/06, Strike 37.50	2,788	555,547	(738,820)
PepsiCo, Inc., Expires 7/22/06, Strike 60.00	1,970	210,783	(177,300)
Precision Castparts Corp., Expires 9/16/06, Strike 55.00	1,370	571,272	(904,200)
Procter & Gamble Co., Expires 7/22/06, Strike 55.00	275	38,361	(48,125)
QUALCOMM, Inc., Expires 10/21/06, Strike 42.50	425	145,345	(95,625)
RenaissanceRe Holdings, Ltd., Expires 7/22/06, Strike 45.00	305	79,907	(118,950)
Respironics, Inc., Expires 7/22/06, Strike 35.00	455	69,945	(22,750)
Safeway, Inc., Expires 9/16/06, Strike 25.00	1,125	109,122	(208,125)
SAP AG, Expires 9/16/06, Strike 50.00	505	160,080	(227,250)
Seagate Technology, Expires 9/16/06, Strike 25.00	865	263,194	(73,525)
Sovereign Bancorp, Inc., Expires 7/22/06, Strike 19.00	925	172,970	(143,259)
Sprint Nextel Corp., Expires 11/18/06, Strike 20.00	510	96,642	(84,150)
Staples, Inc., Expires 9/16/06, Strike 25.00	1,275	97,585	(127,500)
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/18/06, Strike 60.00	1,080	515,144	(486,000)
SunTrust Banks, Inc., Expires 7/22/06, Strike 75.00	1,590	440,416	(349,800)
Time Warner, Inc., Expires 7/22/06, Strike 16.00	1,465	189,712	(205,100)
TXU Corp., Expires 7/22/06, Strike 50.00	645	191,559	(648,225)
Tyco International, Ltd., Expires 10/21/06, Strike 27.50	1,155	130,834	(173,250)
UBS AG, Expires 9/16/06, Strike 110.00	370	120,317	(181,300)
United Technologies Corp., Expires 8/19/06, Strike 65.00	685	146,928	(75,350)
Walgreen Co., Expires 10/21/06, Strike 42.50	1,505	334,100	(586,950)
Wal-Mart Stores, Inc., Expires 9/16/06, Strike 47.50	515	115,614	(115,875)
Wells Fargo & Co., Expires 7/22/06, Strike 65.00	1,754	327,988	(508,660)
Williams Co., Inc., Expires 8/19/06, Strike 22.50	2,700	329,390	(486,000)
Wm. Wrigley Jr. Co., Expires 9/16/06, Strike 50.00	300	28,049	(9,000)

Wyeth, Expires 10/21/06, Strike 47.50	495	$91,325	$(54,450)
Yum! Brands, Inc., Expires 10/21/06, Strike 55.00	1,600	287,191	(176,000)
Total Call Options Written (premiums received $20,821,097)			$(22,777,539)
Other Assets, Less Liabilities — (3.0)%			$(23,149,313)
Net Assets — 100.0%			$779,137,986

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for outstanding options written.
(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$809,947,956
Gross unrealized appreciation	$45,018,513
Gross unrealized depreciation	(29,901,631)
Net unrealized appreciation	$15,116,882

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 24, 2006